UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number                  811-8644
The Coventry Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:                  614-470-8000
Date of fiscal year end:                  December 31
Date of reporting period:                  June 30, 2007
Item 1.  Reports to Stockholders.

The Fund seeks long-term capital appreciation through
investments and advocacy that promote the American system
of free enterprise.

Semi-Annual Report
Dated June 30, 2007
(Unaudited)

FREE ENTERPRISE ACTION FUND

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Fund files a Form N-Q with the SEC no more than sixty days after the Fund’s first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found on the SEC’s website at http://www.sec.gov. The Fund’s N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

Free Enterprise Action Fund, like all mutual funds:
• Is NOT FDIC insured
• Has no bank guarantee
• May lose value

(This Page Intentionally Left Blank)

FREE ENTERPRISE ACTION FUND
Letter to Shareholders

FUND PERFORMANCE AND PORTFOLIO

The Free Enterprise Action Fund (the “Fund”) returned 5.93% for the period from January 1, 2007 to June 30, 2007, compared to a 5.99% return for the S&P 500 Index1. As of June 30, 2007, Dow Jones included the Fund among the “Top 10 Specialty Diversified Equity Funds (ranked by one-year performance).” Fund performance is attributable to continued national and global economic growth and low inflation.

The investment goal of the Fund is to provide a market-based return. Continued economic growth, low inflation, and restraint on the part of the Federal Reserve Board contributed to a bullish market, tempered by higher energy prices, in the first half of 2007.

Past performance does not guarantee future results.  The performance data quoted represents past performance and current returns may be higher or lower. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance information assumes reinvestment of dividends and capital gain distributions. During the period shown, the advisor waived and reimbursed certain expenses, in the absence of which, performance would have been lower. To obtain performance information current to the most recent month end, please call 1-800-766-3960 or visit the Free Enterprise Action Fund’s website on the Internet at www.freeenterpriseactionfund.com.

The Fund owns common stock in 450 of the companies in the S&P 500. As of June 29, the market cap of the Fund was approximately $11.90 million, representing an increase of approximately 33.1% in market capitalization from December 31, 2006. The Fund’s “Top Ten” holdings and a sector-by-sector summary of our holdings as of June 30 are attached.*

In terms of advocacy, we intend to pursue existing shareholder proposals and conduct other advocacy activities as appropriate.

As of June 30, 2007

ExxonMobil	3.54%
General Electric	2.80%
AT&T	1.85%
Microsoft	1.81%
Citigroup	1.79%
Bank of America	1.57%
Procter & Gamble	1.38%
Pfizer	1.32%
ChevronTexaco	1.32%
American Int’l Group	1.29%

* The Fund’s composition is subject to change.

The ranking is based on the Lipper Rankings of the retail shares of the Specialty Diversified Equity Funds. For the 1 year period ended June 30, 2007 the Free Enterprise Action Fund retail shares ranked 7 out of 27 retail shares. The Fund ranked 19 out of 69 total share class rankings. Lipper rankings are based on total return and do not reflect the effects of sales charges. Past performance is no guarantee of future returns.

Equity Securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity, and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.

FREE ENTERPRISE ACTION FUND
continued

Sector Diversification (as a percentage of total investments)*
As of June 30, 2007

Consumer Discretionary	9.42%
Consumer Staples	8.84%
Energy	10.48%
Financials	25.08%
Health Care	11.00%
Industrials	10.81%
Information Technology	14.61%
Materials	2.92%
Telecommunications Services	3.62%
Utilities	3.22%

100.00%

* The Fund’s composition is subject to change.

FUND ADVOCACY

The Fund’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise. The Fund’s advocacy activities included:

First Quarter

•	Advocating a shareholder proposal filed with Goldman Sachs concerning the questionable donation of a multibillion dollar of shareholder asset to a group affiliated with the former CEO. The proposal garnered more than 6 percent of the shareholder vote, according to the management report at the meeting.

•	Defending or helping to defend shareholder proposals against company requests to the SEC for permission to exclude proposals from proxy materials. Companies involved included Bear Stearns Companies, Citigroup, General Electric, Hewlett-Packard, JPMorgan Chase & Co., Lehman Brothers, Merck, Morgan Stanley, Verizon and Wal-Mart.

•	Winning SEC support for having General Electric include the Fund’s global warming shareholder proposal in its 2007 proxy materials.

•	Inclusion of the Fund’s shareholder proposals in the Wal-Mart Stores (business social responsibility) and Dupont 2007 (global warming) proxy materials.

•	Achieving significant media visibility (see below).

Second Quarter

•	Advocating shareholder proposals requesting that General Electric and Dupont justify lobbying for global warming regulation.

•	Advocating against Lehman Brothers’ and Caterpillar’s participation in the U.S. Climate Action Partnership.

[1]	The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity, and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.

FREE ENTERPRISE ACTION FUND
continued

•	Advocating a shareholder proposal requesting that Wal-Mart report to shareholders on what it is doing to improve support for free enterprise.

•	Filing a shareholder proposal requesting that FedEx justify its lobbying for global warming regulation.

•	Filing a shareholder proposal requesting that Procter & Gamble report to shareholders what it is doing to promote free enterprise.

The Fund attracted interest from the media during the period including:

•	Greenwire, Free-marketers urge Caterpillar to leave carbon-cap coalition, June 12, 2007-07-12

•	Guardian (UK), WAL-MART’S ORGY OF CORPORATE SELF-SATISFACTION, June 4, 2007

•	Financial Executive, Banking gets greener: not that long ago, banks were minor actors on the climate-change stage. Now, they are stepping up with major commitments and far-reaching goals; SOCIAL RESPONSIBILITY; Bank of America Corp., June 1, 2007

•	Arkansas Democrat-Gazette, Shareholders to prod Wal-Mart Politically polar proposals likely to fail, but not 2 company offerings, May 31, 2007

•	American Banker, While Green Is Clearly In, Shades and Styles Vary, May 9, 2007

•	CNN, Glenn Beck, May 1, 2007

•	CNBC, Larry Kudlow, April 30, 2007

•	Money Management Executive, Week in Review, April 30, 2007

•	Wall Street Journal, If Greens Persist, That Incandescent Glow May Flicker and Dim, April 25, 2007

•	Associated Press, CEO expresses frustration at GE stock performance, April 25, 2007

•	Associated Press, DuPont shareholders reject accountability proposals, April 25, 2007

•	CNBC, Larry Kudlow, April 20, 2007

•	The News-Journal (Wilmington, DE), Protesters greet Coca-Cola executives at annual meeting, April 19, 2007

•	Washington Times, Court ruling on greenhouse gases boosts ‘cap and trade’, April 16, 2007

•	Building, Apocalypse Cow, April 12, 2007

•	The Globe and Mail, N.Y. official seeks Wal-Mart probe over ‘illegal surveillance’; Newspaper report accuses retailer of spying on shareholders in proxy vote, April 11, 2007

•	Daily Telegraph (UK), Wal-Mart apologizes for spying plan, April 6, 2007

•	Associated Press, Wal-Mart shareholders spooked by ‘threat’ memo, April 5, 2007

•	CNNMoney.com, Wal-Mart says sorry, this time to shareholders, April 5, 2007

•	Wall Street Journal, Wal-Mart apologizes to shareholder groups, April 5, 2007

•	Daily Telegraph (UK), Wal-Mart apologizes for spying plan, April 6, 2007

•	Associated Press, Wal-Mart shareholders spooked by ‘threat’ memo, April 5, 2007

•	CNNMoney.com, Wal-Mart says sorry, this time to shareholders, April 5, 2007

•	Wall Street Journal, Wal-Mart apologizes to shareholder groups, April 5, 2007

•	The Independent (UK), Shareholders urge Browne to stand down from Goldman Sachs, March 28, 2007

FREE ENTERPRISE ACTION FUND
continued

•	The Globe and Mail (Canada), Love of green fuels Goldman purchases, March 27, 2007

•	Greenwire, Shareholders to challenge Goldman Sachs’ green choices, March 27, 2007

•	Wall Street Journal, Goldman’s green streak is questioned as two investors seek focus on profit, March 27, 2007

•	Fort Worth Star-Telegram, TXU buyout to bring lower rates, February 27, 2007

•	CNBC (After the Bell), TXU Buyout, February 26, 2007

•	CNBC (Squawkbox), Giving away shareholder value, February 26, 2007

•	Inside Energy, Group opposed to carbon caps forces GE to put resolution to shareholders, February 19, 2007

•	Pensions and Investments, Social responsibility, February 19, 2007

•	The Times (UK), Black day for GE’s green stand, February 18, 2007

•	Associated Press, Environmentalist shareholders name 10 corporate laggards on global warming, February 12, 2007

•	Business Week, A Mutual Fund That Plays Politics, February 5, 2007

•	CNBC (Kudlow & Co.), Global Warming Debate, February 2, 2007

•	CNBC (Squawkbox), Political Donations and the Bottom Line, February 1, 2007

•	New York Sun, Earth First Radicals Bully CEOs, January 30, 2007

•	CNBC (Squawkbox), Green Investing, January 24, 2007

•	New York Times, A Cultural Gulf That You Can Invest In, January 7, 2007

The Fund issued the following media releases during the period:

•	CEOs May Mislead Shareholders By Not Disclosing Risks To Earnings From Global Warming Regulations, Says Free Enterprise Action Fund at Senate Hearing; Mutual Fund Demands Debate On Global Warming In Boardrooms, June 28, 2007

•	Procter & Gamble (Ticker: PG ) refuses to publicly acknowledge need for debate over sustainable development; Free Enterprise Action Fund (Ticker: FEAOX) to raise issue with CEO at annual shareholder meeting , May 29, 2007

•	Free Enterprise Action Fund Calls for Warning Labels on Mercury-Containing Compact Fluorescent Light Bulbs, May 21, 2007

•	Free Enterprise Action Fund Supports Lord Browne’s Resignation from Goldman Sachs (Ticker: GS), May 14, 2007

•	Free Enterprise Action Fund Uses Shareholder Advocacy to Demand Debate on Global Warming, April 19, 2007

•	General Electric (Ticker: GE) shareholders ask: ‘Is CEO Jeff Immelt lobbying against GE’s earnings?’; Free Enterprise Action Fund (Ticker: FEAOX) urges GE shareholders to demand justification for company’s global warming lobbying, April 5, 2007

•	ISS Urges Social Investors to Support Sustainability Shareholder Proposal at Goldman Sachs (Ticker: GS); Free Enterprise Action Fund Questions Goldman’s Role in TXU (Ticker: TXU) Buyout, March 15, 2007

•	GE Loses Bid to Block Global Warming Shareholder Proposal; Free Enterprise Action Fund Calls On GE to Justify Lobbying for Global Warming Regulation, February 12, 2007

LOOKING AHEAD TO THE REST OF 2007

The Fund is looking forward to a productive remainder of 2007. In items of investment performance, we intend to continue holding our diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return.

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — 94.3%
Advertising — 0.2%
Interpublic Group of Companies, Inc.*	376	$4,286
Monster Worldwide, Inc.*	108	4,439
Omnicom Group, Inc.	288	15,241

		23,966
Aerospace & Defense — 2.0%
Boeing Co.	672	64,620
General Dynamics Corp.	342	26,751
Goodrich Corp.	106	6,314
Lockheed Martin Corp.	301	28,333
Northrop Grumman Corp.	291	22,660
Raytheon Co.	379	20,424
Rockwell Collins, Inc.	143	10,102
United Technologies Corp.	853	60,503

		239,707
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	555	18,365
Monsanto Co.	458	30,933

		49,298
Airlines — 0.1%
Southwest Airlines Co.	665	9,915

		9,915
Apparel/Footwear — 0.5%
Coach, Inc.*	311	14,738
Gap, Inc.	451	8,614
Limited Brands, Inc.	286	7,851
Liz Claiborne, Inc.	87	3,245
NIKE, Inc. — Class B	320	18,653
V.F. Corp.	75	6,868

		59,969
Automotive — 0.8%
AutoZone, Inc.*	44	6,011
Cummins, Inc.	88	8,907
Ford Motor Co.	1,590	14,978
General Motors Corp.	475	1
Common Stocks — (continued)
Automotive — (continued)7,955
Common Stocks — (continued)
Automotive — (continued)
Genuine Parts Co.	145	7,192
Johnson Controls, Inc.	166	19,218
PACCAR, Inc.	209	18,191

		92,452
Banks — 8.7%
Bank of America Corp.	3,814	186,467
Bank of New York Company, Inc.	645	26,729
BB&T Corp.	453	18,428
Citigroup, Inc.	4,150	212,854
Comerica, Inc.	135	8,028
Commerce Bancorp, Inc.	158	5,844
Compass Bancshares, Inc.	110	7,588
Fifth Third Bancorp	470	18,692
First Horizon National Corp.	105	4,095
Huntington Bancshares, Inc.	201	4,571
JPMorgan Chase & Co.	2,924	141,668
KeyCorp	341	11,707
M&T Bank Corp.	66	7,055
Marshall & Ilsley Corp.	214	10,193
Mellon Financial Corp.	348	15,312
National City Corp.	513	17,093
Northern Trust Corp.	158	10,150
PNC Financial Services Group, Inc.	248	17,752
Regions Financial Corp.	614	20,323
State Street Corp.	280	19,152
SunTrust Banks, Inc.	306	26,236
Synovus Financial Corp.	272	8,350
U.S. Bancorp	1,493	49,194
Wachovia Corp.	1,612	82,615
Wells Fargo & Co.	2,846	100,094
Zions Bancorp	89	6,845

		1,037,035
Biotechnology — 1.0%
Amgen, Inc.*	985	54,461
Biogen Idec, Inc.*	289	15,461
Genzyme Corp.*	221	14,232
Gilead Sciences, Inc.*	776	30,086

		114,240

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Brokerage Services — 2.4%
Bear Stearns Companies, Inc.	101	$14,140
Charles Schwab Corp.	873	17,914
Goldman Sachs Group, Inc.	363	78,680
Lehman Brothers Holdings, Inc.	452	33,683
Merrill Lynch & Company, Inc.	749	62,601
Morgan Stanley	903	75,744

		282,762
Building Materials — 0.2%
American Standard Companies, Inc.	148	8,729
Masco Corp.	335	9,537
Vulcan Materials Co.	81	9,278

		27,544
Casino Services — 0.2%
Harrah’s Entertainment, Inc.	157	13,386
International Game Technology, Inc.	287	11,394

		24,780
Chemicals — 0.9%
Dow Chemical Co.	813	35,951
E.I. du Pont de Nemours & Co.	776	39,452
Eastman Chemical Co.	70	4,503
Ecolab, Inc.	151	6,448
PPG Industries, Inc.	139	10,579
Rohm & Haas Co.	121	6,616
Sigma-Aldrich Corp.	111	4,736

		108,285
Commercial Services — 0.1%
Cintas Corp.	116	4,574
Paychex, Inc.	287	11,227

		15,801
Computer Software & Services — 3.6%
Adobe Systems, Inc.*	487	19,553
Affiliated Computer Services, Inc.*	98	5,558
Autodesk, Inc.*	197	9,275
Automatic Data Processing, Inc.	468	22,684
BMC Software, Inc.*	172	5,212
Common Stocks — (continued)
Computer Software & Services — (continued)
Broadridge Financial Solutions, Inc.	117	2,237
CA, Inc.	347	8,963
Citrix Systems, Inc.*	155	5,219
Cognizant Technology Solutions Corp. — Class A*	120	9,011
Electronic Arts, Inc.*	259	12,256
First Data Corp.	646	21,105
Fiserv, Inc.*	147	8,349
Intuit, Inc.*	291	8,753
Microsoft Corp.	7,281	214,571
Oracle Corp.*	3,409	67,191
SanDisk Corp.*	189	9,250

		429,187
Computers & Peripherals — 5.2%
Apple Computer, Inc.*	724	88,357
Cisco Systems, Inc.*	5,146	143,316
Computer Sciences Corp.*	146	8,636
Dell, Inc.*	1,918	54,759
Electronic Data Systems Corp.	436	12,090
EMC Corp.*	1,935	35,024
Hewlett-Packard Co.	2,308	102,983
IBM Corp.	1,282	134,930
Lexmark International, Inc. — Class A*	84	4,142
NCR Corp.*	153	8,039
Network Appliance, Inc.*	313	9,140
Sun Microsystems Inc.*	2,966	15,601

		617,017
Construction — 0.1%
D. R. Horton, Inc.	231	4,604
Fluor Corp.	75	8,353
Lennar Corp. — Class A	117	4,277

		17,234
Consumer Products — 2.2%
Avon Products, Inc.	377	13,855
Colgate-Palmolive Co.	435	28,210
Fortune Brands Inc.	128	10,543
Kimberly-Clark Corp.	386	25,819

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Consumer Products — (continued)
Newell Rubbermaid, Inc.	233	$6,857
Procter & Gamble Co.	2,678	163,867
The Clorox Co.	128	7,949
The Estee Lauder Cos., Inc. — Class A	108	4,915

		262,015
Containers — 0.1%
Ball Corp.	87	4,626
Pactiv Corp.*	188	5,995
Sealed Air Corp.	136	4,219

		14,840
Cruise Lines 0.2%
Carnival Corp.	377	18,386

		18,386

Diversified Manufacturing Operations — 5.2%
3M Co.	633	54,938
Cooper Industries Ltd. — Class A	156	8,906
Danaher Corp.	200	15,100
Dover Corp.	173	8,849
Eaton Corp.	127	11,811
General Electric Co.	8,690	332,653
Honeywell International, Inc.	692	38,946
Illinois Tool Works, Inc.	357	19,346
Ingersoll-Rand Company Ltd. — Class A	270	14,801
ITT Industries, Inc.	156	10,652
Leggett & Platt, Inc.	152	3,351
Pall Corp.	105	4,829
Parker Hannifin Corp.	102	9,987
Precision Castparts Corp.	117	14,199
Textron, Inc.	106	11,672
Tyco International Ltd.	1,700	57,443

		617,483
Electronics — 0.7%
Agilent Technologies, Inc.*	344	13,224
Emerson Electric Co.	687	32,152
Harman International Industries, Inc.	54	6,307
Common Stocks — (continued)
Electronics — (continued)
Jabil Circuit, Inc.	157	3,465
L-3 Communications Holdings, Inc.	105	10,226
Molex, Inc.	120	3,601
Rockwell Automation, Inc.	148	10,277
W.W. Grainger, Inc.	63	5,862

		85,114
Financial Services — 3.1%
AMBAC Financial Group, Inc.	88	7,673
American Express Co.	1,026	62,771
Ameriprise Financial, Inc.	206	13,095
Capital One Financial Corp.	346	27,140
Chicago Mercantile Exchange Holdings, Inc. — Class A	30	16,031
CIT Group, Inc.	168	9,212
Countrywide Financial Corp.	514	18,684
E*TRADE Financial Corp.*	362	7,997
Equifax, Inc.	108	4,797
Fannie Mae	816	53,309
Fidelity National Information Services, Inc.	137	7,436
Franklin Resources, Inc.	141	18,678
Freddie Mac	583	35,388
H&R Block, Inc.	271	6,333
Janus Capital Group, Inc.	174	4,844
Legg Mason, Inc.	111	10,920
MBIA, Inc.	113	7,031
Moody’s Corp.	199	12,378
SLM Corp.	344	19,808
T. Rowe Price Group, Inc.	222	11,520
Western Union Co.	646	13,456

		368,501

Food & Beverages — 3.2%
Anheuser-Busch Companies, Inc.	648	33,800
Brown-Forman Corp. — Class B	67	4,896
Campbell Soup Co.	193	7,490
Coca-Cola Co.	1,721	90,025
Coca-Cola Enterprises, Inc.	232	5,568
ConAgra Foods, Inc.	429	11,523

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Financial Services — (continued)
Constellation Brands, Inc. — Class A*	179	$4,346
Dean Foods Co.	111	3,538
General Mills, Inc.	296	17,292
H.J. Heinz Co.	279	13,244
Hershey Foods Corp.	147	7,441
Kellogg Co.	211	10,928
Kraft Foods, Inc. — Class A	1,222	43,076
McCormick & Co.	112	4,276
PepsiCo, Inc.	1,389	90,077
Sara Lee Corp.	637	11,084
The Pepsi Bottling Group, Inc.	115	3,873
Tyson Foods, Inc. — Class A	212	4,884
Wm. Wrigley Jr. Co.	206	11,394

		378,755
Food Distributors, Supermarkets & Wholesalers — 0.5%
Kroger Co.	609	17,131
Safeway, Inc.	374	12,727
SUPERVALU, Inc.	177	8,199
Sysco Corp.	524	17,287
Whole Foods Market, Inc.	121	4,634

		59,978
Forest Products & Paper — 0.4%
International Paper Co.	385	15,034
MeadWestvaco Corp.	154	5,439
Temple-Inland, Inc.	90	5,538
Weyerhaeuser Co.	206	16,260

		42,271
Health Care — 1.6%
Aetna, Inc.	458	22,625
Coventry Health Care, Inc.*	132	7,610
Express Scripts, Inc.*	232	11,602
Humana, Inc.*	139	8,466
McKesson Corp.	251	14,970
Medco Health Solutions, Inc.*	246	19,186
UnitedHealth Group, Inc.	1,137	58,146
WellPoint, Inc.*	524	41,831

		184,436
Common Stocks — (continued)
Homebuilders — 0.1%
Centex Corp.	101	4,050
KB Home	67	2,638
Pulte Homes, Inc.	180	4,041

		10,729

Hospitals — 0.0%
Health Management Associates, Inc. — Class A	206	2,340

		2,340

Hotels & Motels — 0.4%
Hilton Hotels Corp.	328	10,978
Marriott International, Inc. — Class A	290	12,540
Starwood Hotels & Resorts Worldwide, Inc.	183	12,274
Wyndham Worldwide Corp.*	169	6,128

		41,920
Household Appliances — 0.1%
Whirlpool Corp.	66	7,339

		7,339

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	185	14,869
Praxair, Inc.	273	19,653

		34,522

Instruments — Scientific — 0.2%
Applera Corp. — Applied Biosystems Group	155	4,734
Thermo Fisher Scientific, Inc.*	342	17,688
Waters Corp.*	87	5,164

		27,586

Insurance — 4.5%
ACE Ltd.	274	17,131
AFLAC, Inc.	419	21,537
Allstate Corp.	531	32,662
American International Group, Inc.	2,190	153,366
Aon Corp.	263	11,206
Chubb Corp.	346	18,732

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Insurance — (continued)
CIGNA Corp.	261	$13,629
Cincinnati Financial Corp.	146	6,336
Genworth Financial, Inc. — Class A	382	13,141
Hartford Financial Services Group, Inc.	258	25,416
Lincoln National Corp.	243	17,241
Loews Corp.	386	19,678
Marsh & McLennan Companies, Inc.	465	14,359
MetLife, Inc.	640	41,267
MGIC Investment Corp.	70	3,980
Principal Financial Group, Inc.	228	13,290
Progressive Corp.	650	15,555
Prudential Financial, Inc.	406	39,475
SAFECO Corp.	88	5,479
The Travelers Companies Inc.	582	31,137
Torchmark Corp.	84	5,628
Unum Group	289	7,546
XL Capital Ltd. — Class A	152	12,812

		540,603
Internet Business Services — 0.8%
Amazon.com, Inc.*	265	18,129
eBay, Inc.*	990	31,858
IAC/InterActiveCorp.*	189	6,541
Juniper Networks, Inc.*	478	12,031
Symantec Corp.*	824	16,645
VeriSign, Inc.*	208	6,600

		91,804

Machinery — 0.6%
Caterpillar, Inc.	552	43,222
Deere & Co.	196	23,665

		66,887

Medical — Drugs — 4.9%
Abbott Laboratories	1,292	69,187
Allergan, Inc.	256	14,756
Barr Pharmaceuticals, Inc.*	90	4,521
Bristol-Myers Squibb Co.	1,656	52,263
Celgene Corp.*	312	17,887
Common Stocks — (continued)
Medical — (continued)
Eli Lilly & Co.	829	46,324
Forest Laboratories, Inc.*	269	12,280
Hospira, Inc.*	131	5,114
King Pharmaceuticals, Inc.*	208	4,256
Merck & Company, Inc.	1,834	91,333
Mylan Laboratories, Inc.	177	3,220
Pfizer, Inc.	6,120	156,488
Schering-Plough Corp.	1,247	37,959
Wyeth	1,136	65,138

		580,726
Medical Information Systems — 0.0%
IMS Health, Inc.	170	5,462

		5,462

Medical Labs & Testing Services — 0.1%
Laboratory Corporation of America Holdings*	106	8,295
Quest Diagnostics, Inc.	135	6,973

		15,268

Medical Products — 3.0%
AmerisourceBergen Corp.	168	8,311
Baxter International, Inc.	551	31,043
Becton Dickinson & Co.	207	15,421
Biomet, Inc.	205	9,373
Boston Scientific Corp.*	998	15,309
C.R. Bard, Inc.	87	7,189
Cardinal Health, Inc.	343	24,229
Johnson & Johnson	2,464	151,832
Medtronic, Inc.	969	50,252
Patterson Cos., Inc*	117	4,361
St. Jude Medical, Inc.*	297	12,322
Stryker Corp.	251	15,836
Zimmer Holdings, Inc.*	204	17,318

		362,796

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Metals & Mining — 0.6%
Alcoa, Inc.	734	$29,749
Freeport-McMoRan Copper & Gold, Inc. — Class B	283	23,438
Newmont Mining Corp.	381	14,882

		68,069

Motorcycles — 0.1%
Harley-Davidson, Inc.	223	13,293

		13,293

Multimedia — 2.7%
CBS Corp. — Class B	658	21,925
Citadel Broadcasting Corp.	134	864
Clear Channel Communications, Inc.	419	15,847
Comcast Corp. — Class A*	2,539	71,397
News Corp. — Class A	1,971	41,805
The DIRECTV Group, Inc.*	646	14,929
The E.W. Scripps Co. — Class A	70	3,198
Time Warner, Inc.	3,412	71,788
Viacom, Inc. — Class B*	597	24,853
Walt Disney Co.	1,756	59,950

		326,556
Newspapers — 0.1%
Gannett Company, Inc.	199	10,935
Tribune Co.	68	1,999

		12,934

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc.	457	17,846

		17,846

Office Equipment & Supplies — 0.4%
Avery Dennison Corp.	78	5,186
Office Depot, Inc.*	238	7,211
Pitney Bowes, Inc.	188	8,802
Staples, Inc.	614	14,570
Xerox Corp.*	825	15,246

		51,015
Common Stocks — (continued)
Oil & Gas — 10.1%
Anadarko Petroleum Corp.	391	20,328
Apache Corp.	278	22,682
Ashland, Inc.	52	3,325
Baker Hughes, Inc.	277	23,304
BJ Services Co.	254	7,224
Chesapeake Energy Corp.	327	11,314
ChevronTexaco Corp.	1,857	156,434
ConocoPhillips	1,389	109,037
Devon Energy Corp.	375	29,359
El Paso Corp.	583	10,045
EOG Resources, Inc.	206	15,050
Exxon Mobil Corp.	5,015	420,658
Halliburton Co.	870	30,015
Hess Corp.	208	12,264
Marathon Oil Corp.	604	36,216
Murphy Oil Corp.	158	9,392
Nabors Industries Ltd.*	266	8,879
National-Oilwell Varco, Inc.*	148	15,428
Noble Corp.	115	11,215
Occidental Petroleum Corp.	730	42,252
Rowan Cos., Inc.	94	3,852
Schlumberger Ltd.	1,001	85,025
Smith International, Inc.	169	9,910
Sunoco, Inc.	106	8,446
Transocean, Inc.*	247	26,177
Valero Energy Corp.	518	38,259
Weatherford International Ltd.*	291	16,075
XTO Energy Inc.	311	18,691

		1,200,856
Paints & Coatings — 0.1%
Sherwin-Williams Co.	96	6,381

		6,381

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	243	6,763

		6,763

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Pipelines — 0.3%
Questar Corp.	144	$7,611
Spectra Energy Corp.	527	13,681
Williams Companies, Inc.	502	15,873

		37,165

Printing & Publishing — 0.2%
McGraw-Hill Companies, Inc.	296	20,152
R.R. Donnelley & Sons Co.	181	7,875

		28,027

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	305	25,968
CSX Corp.	373	16,815
Norfolk Southern Corp.	320	16,822
Union Pacific Corp.	228	26,254

		85,859

Real Estate — 0.0%
CB Richard Ellis Group, Inc. — Class A*	155	5,657

		5,657

Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co. — Class A	82	4,134
Archstone-Smith Trust	182	10,758
Boston Properties, Inc.	97	9,907
Equity Residential	245	11,179
Kimco Realty Corp.	185	7,043
Plum Creek Timber Co, Inc.	152	6,332
ProLogis	208	11,835
Public Storage, Inc.	103	7,913
Simon Property Group, Inc.	187	17,399
Vornado Realty Trust	104	11,423

		97,923
Common Stocks — (continued)
Restaurants — 0.8%
Darden Restaurants, Inc.	123	5,411
McDonald’s Corp.	1,037	52,638
Starbucks Corp.*	637	16,715
Yum! Brands, Inc.	460	15,051

		89,815
Retail — 4.1%
Bed Bath & Beyond, Inc.*	238	8,566
Best Buy Company, Inc.	344	16,055
Costco Wholesale Corp.	395	23,115
CVS Corp.	1,297	47,276
Dollar General Corp.	262	5,743
Family Dollar Stores, Inc.	127	4,359
Home Depot, Inc.	1,743	68,587
J.C. Penney Company, Inc.	188	13,607
Kohl’s Corp.*	276	19,604
Lowe’s Companies, Inc.	1,293	39,682
Macy’s, Inc.	460	18,299
Nordstrom, Inc.	193	9,866
Sears Holding Corp.*	70	11,865
Target Corp.	725	46,110
Tiffany & Co.	115	6,102
TJX Companies, Inc.	381	10,478
Wal-Mart Stores, Inc.	2,077	99,924
Walgreen Co.	849	36,965

		486,203
Savings & Loans — 0.3%
Sovereign Bancorp, Inc.	301	6,363
Washington Mutual, Inc.	810	34,539

		40,902

Schools — 0.1%
Apollo Group, Inc. — Class A*	119	6,953

		6,953

Semiconductors — 2.4%
Advanced Micro Devices, Inc.*	459	6,564
Altera Corp.	304	6,728
Analog Devices, Inc.	300	11,292
Applied Materials, Inc.	1,174	23,327
Broadcom Corp. — Class A*	398	11,642

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Semiconductors — (continued)
Intel Corp.	4,857	$115,402
KLA-Tencor Corp.	169	9,287
Linear Technology Corp.	257	9,298
Maxim Integrated Products, Inc.	273	9,121
Micron Technology, Inc.*	625	7,831
National Semiconductor Corp.	253	7,152
Novellus Systems, Inc.*	105	2,979
NVIDIA Corp.*	298	12,310
Texas Instruments, Inc.	1,288	48,467
Xilinx, Inc.	289	7,737

		289,137
Staffing — 0.0%
Robert Half International, Inc.	144	5,256

		5,256

Steel — 0.3%
Allegheny Technologies, Inc.	86	9,020
Nucor Corp.	260	15,249
United States Steel Corp.	104	11,310

		35,579

Telecommunications — 4.0%
ALLTEL Corp.	326	22,021
AT&T, Inc.	5,286	219,369
Avaya, Inc.*	385	6,483
CenturyTel, Inc.	97	4,758
Citizens Communications Co.	272	4,153
Corning, Inc.*	1,331	34,007
Embarq Corp.	126	7,985
Qwest Communications International, Inc.*	1,341	13,008
Sprint Nextel Corp.	2,510	51,982
Tellabs, Inc.*	372	4,003
Verizon Communications, Inc.	2,445	100,661
Windstream Corp.	399	5,889

		474,319
Common Stocks — (continued)
Tobacco — 1.2%
Altria Group, Inc.	1,766	123,867
Reynolds American, Inc.	136	8,867
UST, Inc.	136	7,305

		140,039

Tools — Hand Held — 0.1%
Black & Decker Corp.	57	5,034
Stanley Works	69	4,188

		9,222

Toys — 0.1%
Hasbro, Inc.	137	4,303
Mattel, Inc.	320	8,093

		12,396

Transportation Services — 0.8%
FedEx Corp.	261	28,963
United Parcel Service, Inc. — Class B	913	66,649

		95,612

Utilities — Electric — 3.1%
AES Corp.*	560	12,253
Allegheny Energy, Inc.*	139	7,192
Ameren Corp.	174	8,528
American Electric Power Company, Inc.	331	14,908
CenterPoint Energy, Inc.	264	4,594
CONSOL Energy, Inc.	155	7,147
Consolidated Edison, Inc.	209	9,430
Constellation Energy Group	152	13,250
Dominion Resources, Inc.	298	25,720
DTE Energy Co.	149	7,185
Duke Energy Corp.	1,053	19,270
Edison International	276	15,489
Entergy Corp.	176	18,894
Exelon Corp.	565	41,019
FirstEnergy Corp.	277	17,930
FPL Group, Inc.	341	19,348
NiSource, Inc.	232	4,805
Peabody Energy Corp.	224	10,837
PG&E Corp.	294	13,318

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares	Value

Common Stocks — (continued)
Utilities — Electric — (continued)
Pinnacle West Capital Corp.	85	$3,387
PPL Corp.	321	15,020
Progress Energy, Inc.	215	9,802
Public Service Enterprise Group, Inc.	212	18,609
Southern Co.	625	21,431
TXU Corp.	389	26,180
Xcel Energy, Inc.	343	7,021

		372,567
Utilities — Natural Gas — 0.2%
KeySpan Corp.	148	6,213
Sempra Energy	221	13,090

		19,303

Web Portals/ISP — 1.0%
Google, Inc. — Class A*	181	94,732
Yahoo!, Inc.*	1,046	28,378

		123,110

Common Stocks — (continued)
Wireless Communications — 0.8%
Motorola, Inc.	2,075	36,728
QUALCOMM, Inc.	1,395	60,529

		97,257

Total Common Stocks (Cost $9,842,508)		11,224,967

Short-Term Investments — 5.4%
Huntington Money Market Fund	647,636	647,636

Total Short-Term Investments (Cost $647,636)		647,636

Total Investments (Cost $10,490,144)(a) — 99.7%		11,872,603

Other Assets in Excess of Liabilities — 0.3%		31,054

Net Assets — 100.0%		$11,903,657

Percentages indicated are based on net assets.

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,596,560
Unrealized depreciation	(214,101)

Net unrealized appreciation	$1,382,459

* Non-income producing security.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

Assets:
Investments in securities, at value (cost $10,490,144)	$11,872,603
Accrued income	18,035
Receivable from Adviser	23,118
Prepaid expenses	10,028

Total Assets	11,923,784

Liabilities:
Administration fees	452
Chief Compliance Officer fees	1,132
Transfer agent fees	3,100
Other accrued expenses	15,443

Total Liabilities	20,127

Net Assets	$11,903,657

Net Assets Consist of:
Capital	$10,565,221
Accumulated net income	15,919
Accumulated net realized loss on investments	(59,942)
Net unrealized appreciation on investments and options contracts	1,382,459

Net Assets	$11,903,657

Shares Outstanding	995,559

Net Asset Value — Offering and Redemption Price per Share	$11.96

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Operations
Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Dividends	$115,498

Total Investment Income	115,498

Expenses:
Investment advisory fees	68,047
Administration fees	22,574
Chief Compliance Officer fees	7,042
Accounting fees	28,342
Custodian fees	1,500
Audit fees	8,760
Legal fees	9,808
Registration and filing fees	11,098
Transfer agent fees	21,726
Trustees’ fees	4,410
Other fees	3,266

Total Expenses	186,573

Expenses waived by the Adviser	(68,047)
Expenses reimbursed by the Adviser	(23,118)

Net Expenses	95,408

Net Investment Income	20,090

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on written options transactions	22,800
Net realized gain on investment transactions and purchased option contracts	4,923
Change in unrealized appreciation on investments and purchased option contracts	567,623

Net Realized and Unrealized Gain/(Loss) on Investments	595,346

Change in Net Assets Resulting from Operations	$615,436

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income	$20,090	$7,169
Net realized gain/(loss) on investment transactions, written call options and purchased option contracts	27,723	(54,873)
Change in unrealized appreciation on investments and option contracts	567,623	689,538

Change in net assets from operations	615,436	641,834

Dividends to Shareholders:
From net investment income	—	(6,980)
Tax return of capital	—	(217)

Change in net assets from shareholder distributions	—	(7,197)

Capital Transactions:
Proceeds from shares issued	2,376,200	3,510,500
Dividends reinvested	—	6,265
Cost of shares redeemed	(29,305)	(4,759)

Change in net assets from capital transactions	2,346,895	3,512,006

Change in Net Assets	2,962,331	4,146,643

Net Assets:
Beginning of period	8,941,326	4,794,683

End of period	$11,903,657	$8,941,326

Accumulated Net Investment Income (Loss)	$15,919	$(4,171)

Share Transactions:
Issued	206,033	321,422
Reinvested	—	552
Redeemed	(2,487)	(460)

Change in fund shares	203,546	321,514

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Financial Highlights

	Six Months Ended	Year Ended	Year Ended
(For a share outstanding throughout the periods indicated)	June 30, 2007	December 31, 2006	December 31, 2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.29	$10.19	$10.00
Investment Activities:
Net investment income/(loss)	0.03	0.01	(0.02)
Net realized and unrealized gain on investments and options	0.64	1.10	0.25

Total from investment activities	0.67	1.11	0.23

Distributions:
Net investment income	—	(0.01)	—	(b)
Net realized gains	—	—	(0.04)
Return of capital tax distribution	—	— (b)	—

Total distributions	—	(0.01)	(0.04)

Change in Net Asset Value per Share	0.67	1.10	0.19

Net Asset Value, End of Period	$11.96	$11.29	$10.19

Total Return(c)	5.93%	10.88%	2.32%

Ratios/Supplemental Data:
Net Assets at end of period (000’s omitted)	$11,904	$8,941	$4,795
Ratio of net expenses to average net assets(d)	1.75%	1.82%	2.00%
Ratio of total expenses to average net assets(d)(e)	3.42%	5.79%	8.42%
Ratio of net investment income/(loss) to average net assets(d)	0.37%	0.12%	(0.27)%
Portfolio turnover rate(c)	0.79%	182.66%	0.00	%(f)

(a)	From the commencement of operations on March 1, 2005 to December 31, 2005.

(b)	Amount is less than $0.005.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(f)	Rate is less than 0.5%

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements
(Unaudited)

1. Organization:

The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust changed its name from the Variable Insurance Funds to the Coventry Funds Trust effective as of May 1, 2006 pursuant to action taken by the Board of Trustees of the Trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the “Fund”).

The Free Enterprise Action Fund commenced operations on March 1, 2005.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:  Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market markers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

New Accounting Pronouncement:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued
(Unaudited)

determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Securities Transactions and Related Income:  Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest Income, which includes amortization of premiums and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Expenses:  Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

Distributions to Shareholders:  The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Options — The Fund may purchase put and call options on securities. The Fund may write put or call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be listed on recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option give the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued
(Unaudited)

Transactions in written options for the period ended June 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2006	400	25,400
Options written	—	—
Options terminated in closing purchase transactions	(400)	(25,400)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2007	0	$0

Federal Income Taxes — It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. After October 31, 2006, for Federal income tax purposes, the Fund incurred and elected to defer net capital losses in the amount of $22,654.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year, December 31, 2007.

3. Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2007, were as follows:

Purchases	Sales

$2,241,003	$82,075

4. Related Party Transactions:

Action Fund Management, LLC (“AFM” or the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2008 to the extent that expenses exceed 1.75% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the month in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended June 30, 2007, the reimbursement that may potentially be made by the Fund is as follows:

Expires 2008	Expires 2009

$230,343	$239,564

Prior to August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) with which certain officers and trustees (with the exception of the Chief Compliance Officer) of the Trust were affiliated, served the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees were paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued
(Unaudited)

Fund Accounting Agreement, BISYS Ohio received a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses. Under the Administration Agreement, BISYS Ohio received a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum. Under the Transfer Agent Agreement, BISYS Ohio received $17,000 per annum, plus applicable reimbursement of certain expenses.

BISYS Ohio also provided an employee to serve the Trust as Chief Compliance Officer for which BISYS Ohio received compensation and reimbursement from the Trust for certain expenses as approved by the Trust’s Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio were subsidiaries of The BISYS Group, Inc.

Effective as of August 1, 2007, BISYS Ohio, the Fund’s administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. (“CFSO”) following the acquisition of The BISYS Group, Inc., the parent company of BISYS Ohio, by a subsidiary of Citibank N.A. (“Citi”).

Prior to August 1, 2007, BISYS Fund Services Limited Partnership (“BISYS”) served as principal underwriter and distributor of the Fund’s shares. Effective August 1, 2007, the Board of Trustees of the Fund approved a new distribution agreement with Foreside Distribution Services, L.P. (“Foreside”), under which Foreside assumed certain services previously performed by BISYS. Foreside is not affiliated with Citi, CFSO or Action Fund Management, LLC, the Fund’s adviser.

FREE ENTERPRISE ACTION FUND
Supplemental Information
(Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including advisory fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning	Ending	Expense Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
1/1/07	6/30/07	1/1/07-6/30/07	1/1/07-6/30/07

1,000.00	1,059.30	8.94	1.75%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only,and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included,your costs would have been higher.

Beginning	Ending	Expense Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
1/1/07	6/30/07	1/1/07-6/30/07	1/1/07-6/30/07

1,000.00	1,016.12	8.75	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

FREE ENTERPRISE ACTION FUND
Supplemental Information, continued
(Unaudited)

The Annual Consideration by the Board of Trustees of the Continuation of the Investment Advisory Agreement
Between the Fund and Action Fund Management, LLC. (the “Adviser”)

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund or of the Adviser (“Independent Trustees”). It is the duty of the Board of Trustees to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Fund and its shareholders. The Board of Trustees considered the continuation of the Investment Advisory Agreement at an in-person meeting held on February 15, 2007. The Board of Trustees requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Fund; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Fund’s expense ratios and the expense ratios of similar funds; and (ix) the effect of any fee waivers and expense reimbursements made by the Adviser.

At the meeting on February 15, 2007, the Board of Trustees engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement with Action Fund Management, LLC. The Board met via telephone with representatives of the Adviser and reviewed with them the information and data listed above. As part of its deliberations, the Board also considered and relied upon the information about the Fund and the Adviser that it had received throughout the year as part of its ongoing oversight of the Fund and its operations.

First, the Board considered the overall performance of the Fund relative to the performance of both the S&P 500 and S&P 100 stock indices since the inception of the Fund. The Board took note of the performance results achieved by the Adviser for the Fund, on both a short-term basis and on a longer-term basis. The Board noted that when compared to the indices, the Fund continues to under-perform, but that given the Adviser’s investment strategy a direct comparison with the indices is not completely informative. The Board concluded that performance remains within a range of reasonable expectations and that improvement in 2007 was possible. Additionally, the Board noted that the Adviser produced these results in a manner consistent with the stated investment objectives and policies of the Fund.

The Board then reviewed investment advisory expenses using a previously supplied comparative analysis of advisory fees and expense ratios based on publicly available data for comparable funds collected from the Lipper universe of no-load funds. The Board’s analysis compared the advisory fee and expense ratio of the Fund, both before and after expense waivers and/or reimbursements, with the average rate paid by comparable funds. The Board noted that the advisory fee paid by the Fund was above the industry average, but within a range of reasonableness for similar funds. The Board placed appropriately greater weight on the analysis of advisory fees after waivers and/or expense reimbursements, which were determined to be below the industry average as a result of the expense limitation agreement between the Adviser and the Fund. The expense limitation agreement has caused the Adviser to waive its entire fee as well as provide reimbursement to the Fund to reduce total expenses. Overall, the Board concluded that the Fund’s expense ratios after waivers and/or expense reimbursements tracked above, but reasonably near the industry average, for similar funds. Additionally, the Board noted that the advisory contract provides fee breakpoints, which would tend to enable the Fund to share in the economies of scale enjoyed by the Adviser as the Fund grows. However, given the small size of the Fund the first breakpoint may not be realized in the near term, but the expense limitation agreement provided by the Adviser, on balance, provides a similar benefit. Having considered the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Next, the Board took note of the relationship between the Adviser and the Fund and the efforts that have been undertaken by the Adviser to foster the growth and development of the Fund. They noted the range of investment advisory services provided by the Adviser to the Fund and the level and quality of these services. The Board also reviewed financial information concerning the Adviser relating to the operation of the Fund. The Board noted that even though the overall profitability of the relationship is not favorable to the Adviser, this was consistent with industry standards for a Fund in its start-up mode during the first few years of its existence. The Board further

FREE ENTERPRISE ACTION FUND
Supplemental Information, continued
(Unaudited)

reviewed the Adviser’s brokerage practices, including soft dollar arrangements, and its best-execution procedures, and it was noted that these were reasonable and consistent with standard industry practice. The Board took note of the current portfolio managers for the Fund, their respective compensation arrangements and their overall management roles for the Fund.

In reaching their conclusion with respect to the continuation of the Investment Advisory Agreement, the Trustees did not identify any single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision-making process. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement are fair and reasonable and the Board voted to renew the Investment Advisory Agreement for an additional one-year period.

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Item 2. Code of Ethics.
     Not applicable — Only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable — Only for annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable — Only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the Board of Trustees (“Board”) in a set of written procedures. The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant. In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                              The Coventry Funds Trust
By (Signature and Title)  /s/ Linda A. Durkin
                                             Linda A. Durkin, Treasurer
Date                              September 7, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)  /s/ David Bunstine
                                             David Bunstine, President
Date                              September 7, 2007
By (Signature and Title)  /s/ Linda A. Durkin
                                             Linda A. Durkin, Treasurer
Date                              September 7, 2007